Cash and cash equivalents (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 32,816	$ 30,972
Cash equivalents	209,836	215,279
Cash and cash equivalents	242,652	$ 246,251	$ 244,954	$ 100,791
Proceeds from redemption of marketable securities	$ 9,900